Related Party Transactions - Schedule of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Sales	$ 414	$ 246	$ 1,188	$ 1,689	$ 2,704
Purchases	1,172	3,124	10,292	3,668	610
Rent	$ 145	$ 171	$ 671	$ 288	$ 158